Related party transactions and Directors' remuneration (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Disclosure of amounts included in the Group's financial statements by category	Amounts included in the Group’s financial statements, in aggregate, by category of related party entity are as follows:

	Associates	Joint ventures	Pension funds
	£m	£m	£m
For the year ended and as at 31 December 2023
Total income	13	70	4
Credit impairment charges	—	—	—
Operating expenses	(20)	—	(1)
Total assets	—	1,254	—
Total liabilities	158	—	144
For the year ended and as at 31 December 2022
Total income	(2)	91	5
Credit impairment charges	—	—	—
Operating expenses	(15)	—	(1)
Total assets	—	1,336	3
Total liabilities	408	—	166
For the year ended and as at 31 December 2021
Total income	—	50	5
Credit impairment charges	—	—	—
Operating expenses	(20)	—	(1)

Disclosure of loans and deposits outstanding	Transactions during the year and
the balances outstanding were as follows:

Loans outstanding
	2023	2022
	£m	£m
As at 1 January	7.5	7.8
Loans issued during the year[1]	2.5	1.4
Loan repayments during the year[2]	(1.7)	(1.7)
As at 31 December	8.3	7.5
Notes
1Includes loans issued to existing Key Management Personnel and new or existing loans issued to newly appointed Key Management Personnel.
2Includes loan repayments by existing Key Management Personnel and loans to former Key Management Personnel.
No allowances for impairment were recognised in respect of loans to Key Management Personnel (or any connected person).

Deposits outstanding
	2023	2022
	£m	£m
As at 1 January	15.2	9.1
Deposits received during the year[1]	105.7	47.9
Deposits repaid during the year[2]	(105.5)	(41.8)
As at 31 December	15.4	15.2
Notes
1Includes deposits received from existing Key Management Personnel and new or existing deposits received from newly appointed Key Management Personnel.
2Includes deposits repaid by existing Key Management Personnel and deposits of former Key Management Personnel.

Disclosure of remuneration of Directors and other Key Management Personnel

	2023	2022	2021
	£m	£m	£m
Salaries and other short-term benefits	33.3	32.4	37.8
Pension costs	—	—	—
Other long-term benefits	7.2	7.8	8.5
Share-based payments	10.2	9.8	12.2
Employer social security charges on emoluments	6.3	6.7	7.2
Costs recognised for accounting purposes	57.0	56.7	65.7
Employer social security charges on emoluments	(6.3)	(6.7)	(7.2)
Other long-term benefits – difference between awards granted and costs recognised	1.1	—	3.1
Share-based payments – difference between awards granted and costs recognised	6.0	6.5	6.9
Total remuneration awarded	57.8	56.5	68.5

Disclosure required by the Companies Act 2006	The following information regarding the Barclays PLC Board of Directors is presented in accordance with the Companies Act 2006:

	2023	2022	2021
	£m	£m	£m
Aggregate emoluments[1]	9.8	9.3	8.2
Amounts paid under LTIPs[2]	—	0.4	1.2
	9.8	9.7	9.4
Notes
1The aggregate emoluments include amounts paid for the 2023 year. In addition, deferred share awards for 2023 with a total value at grant of £1.5m (2022: £2.3m, 2021: £1.4m) will be made to Directors which will only vest subject to meeting certain conditions.
2The figure above for "Amounts paid under LTIPs" relates to LTIP awards that were released to Directors during the year. Dividend shares released on the awards are excluded (where applicable). The LTIP figure in the single total figure table for Executive Directors' 2023 remuneration in the Directors' Remuneration report relates to awards that are scheduled to be released in 2024 in respect of the 2021-2023 LTIP cycle.